Income taxes (Summary of other deductible temporary differences, without time limitation) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 7,894,885	$ 5,277,453
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	7,628,953	4,996,405
Right-of-use assets net of liabilities | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	687,896	0
Right-of-use assets net of liabilities | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	687,896	0
Strategic investments | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,068,378	0
Strategic investments | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,068,378	0
Financing costs | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	677,789	1,100,504
Financing costs | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	677,789	1,100,504
Intangibles assets | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,460,822	3,712,181
Intangibles assets | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,194,890	3,431,133
Capital losses | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	464,768
Capital losses | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 0	$ 464,768